Trade payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of March 31, 2023 and December 31, 2022 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade accounts payable	88,660	84,465
Down payments from clients	712	11,169
Other accounts payable	44,635	44,596
Total	134,007	140,230